Principles of consolidation (Tables)	12 Months Ended
Dec. 31, 2020
Principles of consolidation
Schedule of ownership percentages

	Percentage of shares		Company
	2020	2019	controls	Headquarter	Activities
Subsidiaries
L.D.O.S.P.E. Geração de Energia e Participações Ltda. - L.D.O.S.P.E."	100.00	100.00	Indirectly	Brazil	Energy
L.D.Q.S.P.E. Geração de Energia e Participações Ltda. - "L.D.Q.S.P.E."	100.00	100.00	Indirectly	Brazil	Energy
L.D.R.S.P.E. Geração de Energia e Participações Ltda. - "L.D.R.S.P.E."	100.00	100.00	Indirectly	Brazil	Energy
Mineração Dardanelos Ltda. - "Dardanelos"	100.00	100.00	Indirectly	Brazil	Mining projects
Nexa Recursos Minerais S.A. - "NEXA BR"	100.00	100.00	Directly	Brazil	Mining / Smelting
Mineração Santa Maria Ltda.	99.99	99.99	Indirectly	Brazil	Mining projects
Pollarix S.A. - "Pollarix" (i)	33.33	33.33	Indirectly	Brazil	Holding and others
Karmin Holding Ltda.	100.00	100.00	Indirectly	Brazil	Holding and others
Mineração Rio Aripuaña Ltda.	100.00	100.00	Indirectly	Brazil	Holding and others
Votorantim Metals Canada Inc.	100.00	100.00	Indirectly	Canada	Holding and others
Nexa Resources El Porvenir S.A.C.	99.99	99.99	Indirectly	Peru	Mining
Minera Pampa de Cobre S.A.C	99.99	99.99	Indirectly	Peru	Mining
Nexa Resources Cajamarquilla S.A. - "NEXA CJM"	99.99	99.99	Directly	Peru	Smelting
Nexa Resources Perú S.A.A. - "NEXA Peru"	80.23	80.23	Indirectly	Peru	Mining
Nexa Resources Atacocha S.A.A. - "NEXA Atacocha"	66.62	66.62	Indirectly	Peru	Mining
Nexa Resources UK Ltd. - "NEXA UK"	100.00	100.00	Indirectly	United Kingdom	Mining
Nexa Resources US. Inc.	100.00	100.00	Directly	United States	Trading
Joint-operation
Campos Novos Energia S.A. - "Enercan"	20.98	20.98		Brazil	Energy
Cia. Minera Shalipayco S.A.C	75.00	75.00		Peru	Mining projects
(i)

NEXA BR owns all the common shares of Pollarix, which represents 33.33% of its total share capital. The remaining shares are preferred shares with limited voting rights, which are owned by NEXA's controlling shareholder, VSA.